Segment Reporting, Geographical Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting, Geographical Information [Abstract]
Business segments information
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenue:
Vycor Medical	$146,358	$138,239	$277,024	$460,021
NovaVision	88,596	127,147	189,604	237,966
Total Revenue	$234,954	$265,386	$466,628	$697,987
Gross Profit:
Vycor Medical	$135,152	$118,206	$251,431	$378,795
NovaVision	71,908	106,932	157,285	199,523
Total Gross Profit	$207,060	$225,138	$408,716	$578,318

	June 30, 2013	December 31, 2012
Total Assets:
Vycor Medical	$859,185	$1,055,026
NovaVision	1,340,896	1,506,134
Total Assets	$2,200,081	$2,561,160

	December 31,
	2012	2011
Revenue:
Vycor Medical	$770,676	$548,463
NovaVision	434,587	422,904
Total Revenue	$1,205,263	$971,367
Gross Profit:
Vycor Medical	668,729	439,422
NovaVision	357,004	355,687
Total Gross Profit	$1,025,733	$795,109

	December 31,
	2012	2011
Total Assets:
Vycor Medical	1,055,026	2,068,084
NovaVision	1,506,134	1,503,556
Total Assets	2,561,160	$3,571,640

Summary of geographic information
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Revenue:
United States	$180,792	$205,602	$360,307	$567,850
Europe	54,162	59,784	106,321	130,137
Total Revenue	$234,954	$265,386	$466,628	$697,987
Gross Profit:
United States	$161,140	$172,994	$317,328	$463,764
Europe	45,920	52,144	91,388	114,554
Total Gross Profit	$207,060	$225,138	$408,716	$578,318

	June 30, 2013	December 31, 2012
Total Assets:
United States	$1,650,219	$1,935,638
Europe	549,862	625,523
Total Assets	$2,200,081	$2,561,160

	December 31,
	2012	2011
Revenue:
United States	$952,256	$740,967
Europe	253,007	230,400
Total Revenue	$1,205,263	$971,367
Gross Profit:
United States	$810,809	$607,702
Europe	214,924	194,651
Total Gross Profit	$1,025,733	$802,353
Total Assets:
United States	$2,475,933	$3,470,993
Germany	85,227	100,647
Total Assets	2,561,160	$3,571,640